Equity (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Oct. 21, 2025	May 21, 2024	Apr. 30, 2024	Mar. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts payable and other liabilities					$ 417,000
Proceeds from issuance of common stock					1,254,000	$ 600,000	$ 1,600,000	$ 3,529,000
Issuance of shares					$ 1,523,000	$ 640,000	2,199,000	3,607,000
Net proceeds from private placement							$ 3,645,000	$ 3,585,000
Shares of common stock							201,965
Commitment fee unpaid							$ 1,478
Earn-out payments		$ 8,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares			9,500,000				642,809	370,000
Issuance of shares	$ 15,800,000
Common stock, shares authorized					285,000,000		285,000,000	285,000,000
Net proceeds from private placement								$ 192,000
Shares of common stock									682,760
Cash commitment fee								$ 1,500,000
Cash form aggregate purchase price								30.00%
Common Class A [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock								407,000
Share price								$ 1.18
Warrants exercisable term								5 years
Common Class A [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares				9,500,000				36,367
Gross proceeds								$ 73,000
Earn-out payments								$ 1,577,000
Common Class A [Member] | Unaffiliated Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares						521,739
Proceeds from issuance of common stock						$ 600,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares						125,000
Common stock, shares authorized					5,000,000		5,000,000	5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued							1,574,464	482,171
Net proceeds from private placement							$ 1,600,000	$ 3,286,000
Share price							$ 0.96	$ 0.01
Common Stock [Member] | April 2025 Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares							3,850,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock							500,045	27,413
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares issued					0		0
Preferred stock shares outstanding					0		0
Preferred stock, shares authorized							10,000,000
Preferred Stock [Member] | Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value							$ 0.00001
Preferred Stock [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares
Convertible preferred stock conversion							2,254,901
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for settlement of accounts payable and other liabilities					502,954
Purchase of shares					2,264,496	561,739	2,058,214	437,830
Issuance of shares
Common Stock [Member] | Common Class A [Member] | At the Market Offering Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares					1,914,496
Proceeds from issuance of common stock					$ 1,254,000
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable term							3 years	1 year